Other notes to the unaudited Condensed Consolidated Interim Financial Statements - Other investing cash flows (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Other notes to the unaudited Condensed Consolidated Interim Financial Statements [Abstract]
Other investing cash outflows	$ (689)	$ (343)	$ (420)	$ (1,032)	$ (1,814)